Loss Per Share - Schedule of Weighted Average Number of Shares of Common Stock used in Computing Basic and Diluted Loss Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Weighted Average Number of Shares of Common Stock used in Computing Basic and Diluted Loss Per Share [Abstract]
Basic weighted average number of shares of Common Stock outstanding	[1]	2,186,813	2,186,124
Diluted weighted average number of shares of Common Stock outstanding	[1]	2,186,813	2,186,124
Total weighted average number of shares of common stock related to outstanding options and warrants, excluded from the calculations of diluted loss per share		840,991	699,073

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).